Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
PAY VERSUS PERFORMANCE TABLE FOR 2021 THROUGH 2025
As required by the SEC rules, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three years. In determining “compensation actually paid,” or “CAP,” to our NEOs, those rules require us to make various adjustments to amounts that have been reported in the Summary Compensation Table (“SCT”) in previous years, as the SEC’s valuation methods for this section differ from those required in the SCT. The table below summarizes compensation values both reported in our SCT for the respective year, as well as the adjusted values required in this section for 2021 through 2025. Note that for our NEOs other than our PEO, compensation is reported as an average. The Compensation Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the Company’s performance, see the section entitled “Executive Compensation” above.

Year	Summary compensation table total for PEO(1)(2)	Compensation actually paid to PEO(1)(5)	Average summary compensation table total for non-PEO named executive officers(2)(3)	Average compensation actually paid to non-PEO named executive officers(2)(5)	Value of initial fixed $100 investment based on:(4)		Net income	Diluted Earnings Per Share Growth(6)
					Total shareholder return	Peer group total shareholder return
2025	$3,135,873	$2,525,175	$1,813,225	$1,421,811	$196.09	$160.37	$61,557	$3.60
2024	$1,806,970	$1,992,701	$1,061,246	$1,080,421	$136.06	$132.44	$52,915	$3.12
2023	$1,884,634	$1,550,856	$1,129,208	$826,239	$106.25	$112.03	$52,258	$3.07
2022	($774,965)	$1,208,196	$217,191	$815,800	$114.42	$111.47	$33,412	$1.97
2021	$1,234,198	$992,662	$749,315	$687,279	$90.94	$126.43	$33,396	$1.98
(1)	The PEO from 2021 through 2025 is William G. Smith, Jr.
(2)	For 2021 through 2023, amounts were adjusted to reflect base salary amounts earned during the respective year.
(3)
The non-PEO NEOs in 2021 and 2022 were J. Kimbrough Davis and Thomas A. Barron. The non-PEO NEOs in 2023 and 2024 were Thomas A. Barron and Jeptha E. Larkin. The non-PEO NEOs in 2025 were Thomas A. Barron, Bethany H. Corum and Jeptha E. Larkin

(4)
Pursuant to SEC rules, the Total Shareholder Return (“TSR”) figures assume an initial investment of $100 on December 31, 2020, and represent the value of such investment as of December 31, 2025, 2024, 2023, 2022 and 2021, respectively. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P U.S. SmallCap Banks Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(5)	The following tables set forth the adjustments made during each year represented in the PVP Table to arrive at compensation “actually paid” to our NEOs during each of the years in question:

Adjustments to Determine “Compensation Actually Paid” for PEO	2025	2024	2023	2022	2021
Increase/deduction for Change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT	$(960,705)	$(117,963)	$(433,188)	$1,917,485	$(214,283)
Deduction for amounts reported under the “Stock Awards” column in the SCT	$(371,110)	$(303,459)	$(317,776)	$(255,278)	$(256,482)
Increase for fair value of awards granted during Year that remain unvested as of Year-end	$24,324	$45,993	$(18,978)	$25,175	$13,443
Increase/deduction for change in fair value from prior Year-end to current Year-end of awards granted prior to Year that were outstanding and unvested as of Year-end	$31,660	$32,143	$(16,547)	$37,765	$9,375
Increase/deduction for change in fair value from prior Year-end to vesting date of awards granted prior to Year that vested during Year	$303,715	$300,331	$301,749	$73,056	$82,742
Increase for fair value of awards granted during Year that vest during Year	$361,418	$228,686	$150,962	$184,958	$123,669
Total Adjustments	$(610,698)	$185,731	$(333,778)	$1,983,161	$(241,536)

Adjustments to Determine “Compensation Actually Paid” for Non-PEO NEOs	2025	2024	2023	2022	2021
Increase/deduction for Change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT	$(624,959)	$(86,922)	$(313,744)	$612,619	$(51,938)
Deduction for amounts reported under the “Stock Awards” column in the SCT	$(143,977)	$(119,453)	$(127,762)	$(135,147)	$(107,290)
Increase for fair value of awards granted during Year that remain unvested as of Year-end	12,611	$18,395	$(3,792)	$10,070	$5,366
Increase/deduction for change in fair value from prior Year-end to current Year-end of awards granted prior to Year that were outstanding and unvested as of Year-end	12,663	$12,859	$(6,619)	$15,103	$3,749
Increase/deduction for change in fair value from prior Year-end to vesting date of awards granted prior to Year that vested during Year	$121,500	$60,066	$60,340	$29,217	$33,097
Increase for fair value of awards granted during Year that vest during Year	$230,748	$134,230	$88,608	$132,113	$54,980
Deduction of fair value of awards granted prior to Year that were forfeited during Year	—	—	—	($65,366)	—
Total Adjustments	$(391,414)	$19,175	$(302,969)	$598,609	$(62,036)
(6)
The Company has identified Diluted Earnings Per Share Growth as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs in 2025 to the Company’s performance.

Company Selected Measure Name	Diluted Earnings Per Share Growth
Named Executive Officers, Footnote
(1)	The PEO from 2021 through 2025 is William G. Smith, Jr.
(3)
The non-PEO NEOs in 2021 and 2022 were J. Kimbrough Davis and Thomas A. Barron. The non-PEO NEOs in 2023 and 2024 were Thomas A. Barron and Jeptha E. Larkin. The non-PEO NEOs in 2025 were Thomas A. Barron, Bethany H. Corum and Jeptha E. Larkin

Peer Group Issuers, Footnote
(4)
Pursuant to SEC rules, the Total Shareholder Return (“TSR”) figures assume an initial investment of $100 on December 31, 2020, and represent the value of such investment as of December 31, 2025, 2024, 2023, 2022 and 2021, respectively. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P U.S. SmallCap Banks Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

PEO Total Compensation Amount	$ 3,135,873	$ 1,806,970	$ 1,884,634	$ (774,965)	$ 1,234,198
PEO Actually Paid Compensation Amount	$ 2,525,175	1,992,701	1,550,856	1,208,196	992,662
Adjustment To PEO Compensation, Footnote
(5)	The following tables set forth the adjustments made during each year represented in the PVP Table to arrive at compensation “actually paid” to our NEOs during each of the years in question:

Adjustments to Determine “Compensation Actually Paid” for PEO	2025	2024	2023	2022	2021
Increase/deduction for Change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT	$(960,705)	$(117,963)	$(433,188)	$1,917,485	$(214,283)
Deduction for amounts reported under the “Stock Awards” column in the SCT	$(371,110)	$(303,459)	$(317,776)	$(255,278)	$(256,482)
Increase for fair value of awards granted during Year that remain unvested as of Year-end	$24,324	$45,993	$(18,978)	$25,175	$13,443
Increase/deduction for change in fair value from prior Year-end to current Year-end of awards granted prior to Year that were outstanding and unvested as of Year-end	$31,660	$32,143	$(16,547)	$37,765	$9,375
Increase/deduction for change in fair value from prior Year-end to vesting date of awards granted prior to Year that vested during Year	$303,715	$300,331	$301,749	$73,056	$82,742
Increase for fair value of awards granted during Year that vest during Year	$361,418	$228,686	$150,962	$184,958	$123,669
Total Adjustments	$(610,698)	$185,731	$(333,778)	$1,983,161	$(241,536)

Non-PEO NEO Average Total Compensation Amount	$ 1,813,225	1,061,246	1,129,208	217,191	749,315
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,421,811	1,080,421	826,239	815,800	687,279
Adjustment to Non-PEO NEO Compensation Footnote
(5)	The following tables set forth the adjustments made during each year represented in the PVP Table to arrive at compensation “actually paid” to our NEOs during each of the years in question:

Adjustments to Determine “Compensation Actually Paid” for Non-PEO NEOs	2025	2024	2023	2022	2021
Increase/deduction for Change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT	$(624,959)	$(86,922)	$(313,744)	$612,619	$(51,938)
Deduction for amounts reported under the “Stock Awards” column in the SCT	$(143,977)	$(119,453)	$(127,762)	$(135,147)	$(107,290)
Increase for fair value of awards granted during Year that remain unvested as of Year-end	12,611	$18,395	$(3,792)	$10,070	$5,366
Increase/deduction for change in fair value from prior Year-end to current Year-end of awards granted prior to Year that were outstanding and unvested as of Year-end	12,663	$12,859	$(6,619)	$15,103	$3,749
Increase/deduction for change in fair value from prior Year-end to vesting date of awards granted prior to Year that vested during Year	$121,500	$60,066	$60,340	$29,217	$33,097
Increase for fair value of awards granted during Year that vest during Year	$230,748	$134,230	$88,608	$132,113	$54,980
Deduction of fair value of awards granted prior to Year that were forfeited during Year	—	—	—	($65,366)	—
Total Adjustments	$(391,414)	$19,175	$(302,969)	$598,609	$(62,036)

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP and Company TSR
The graph below reflects the relationship between PEO and Average Non-PEO NEO CAP amounts and the Company’s TSR (assuming an initial investment of $100 made on December 31, 2020) for the fiscal years ending December 31, 2021, 2022, 2023, 2024, and 2025.

Compensation Actually Paid vs. Net Income
Relationship between CAP and Net Income
The graph below reflects the relationship between PEO and Average Non-PEO NEO CAP amounts and the Company’s net income for the fiscal years ending December 31, 2021, 2022, 2023, 2024 and 2025.

Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP and Diluted Earnings Per Share
The graph below reflects the relationship between PEO and Average Non-PEO NEO CAP amounts and the Company’s diluted earnings per share for the fiscal years ending December 31, 2021, 2022, 2023, 2024 and 2025.

Total Shareholder Return Vs Peer Group
Relationship between Company TSR and Peer Group TSR
The graph below reflects the relationship between Company TSR and Peer Group TSR (each assuming an initial investment of $100 made on December 31, 2020) for the fiscal years ending December 31, 2021, 2022, 2023, 2024 and 2025.

Tabular List, Table
REQUIRED TABULAR DISCLOSURE OF MOST IMPORTANT MEASURES LINKING COMPENSATION ACTUALLY PAID DURING 2024 TO COMPANY PERFORMANCE
We disclose below, in no particular order, the most important measures used by the Company to link compensation actually paid to our NEOs for 2025 to Company performance.
■	Net Income
■	Diluted Earnings Per Share Growth
■	Average Deposits
■	Level of Classified Assets

Total Shareholder Return Amount	$ 196.09	136.06	106.25	114.42	90.94
Peer Group Total Shareholder Return Amount	160.37	132.44	112.03	111.47	126.43
Net Income (Loss)	$ 61,557,000	$ 52,915,000	$ 52,258,000	$ 33,412,000	$ 33,396,000
Company Selected Measure Amount | $ / shares	3.6	3.12	3.07	1.97	1.98
PEO Name	William G. Smith, Jr.	William G. Smith, Jr.	William G. Smith, Jr.	William G. Smith, Jr.	William G. Smith, Jr.
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Diluted Earnings Per Share Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Average Deposits
Measure:: 4
Pay vs Performance Disclosure
Name	Level of Classified Assets
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (610,698)	$ 185,731	$ (333,778)	$ 1,983,161	$ (241,536)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(960,705)	(117,963)	(433,188)	1,917,485	(214,283)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(371,110)	(303,459)	(317,776)	(255,278)	(256,482)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,324	45,993	(18,978)	25,175	13,443
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,660	32,143	(16,547)	37,765	9,375
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	361,418	228,686	150,962	184,958	123,669
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	303,715	300,331	301,749	73,056	82,742
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(391,414)	19,175	(302,969)	598,609	(62,036)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(624,959)	(86,922)	(313,744)	612,619	(51,938)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(143,977)	(119,453)	(127,762)	(135,147)	(107,290)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,611	18,395	(3,792)	10,070	5,366
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,663	12,859	(6,619)	15,103	3,749
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	230,748	134,230	88,608	132,113	54,980
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,500	60,066	60,340	29,217	33,097
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (65,366)	$ 0